Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Net income	$ 4,992	$ 30,515
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	35,938	29,851
Payment of drydocking costs	(33)	(7,309)
Insurance claim debtor		(292)
Call option premium on redemption of 9.00% unsecured bond	2,500
Prior year expenses recovered in insurance claim	(504)
Amortization of share-based compensation	773	787
Amortization of deferred financing costs	2,508	1,471
Unrealized foreign exchange	155	25
Changes in operating assets and liabilities
Accounts receivable	(6,091)	(243)
Bunkers and lubricant oils	(461)	(2,334)
Accrued income and prepaid expenses and other current assets	(2,329)	(10,092)
Accounts payable, accrued interest and other liabilities	2,604	(3,336)
Net cash provided by operating activities	40,052	39,043
Cash flows from investing activities
Payment to acquire vessels	(1,352)	(1,141)
Payment for vessels under construction	(97,147)	(84,665)
Purchase of other property, plant and equipment	(1,506)	(25)
Receipt of shipyard penalty payments	280	417
Insurance recoveries	991	4,700
Capitalized costs for the repairs of Navigator Aries		(8,732)
Placement of short term investment	(25,000)
Net cash used in investing activities	(123,734)	(89,446)
Cash flows from financing activities
Proceeds from secured term loan facilities	142,508	62,300
Issuance of 7.75% senior unsecured bonds	100,000
Repayment of 9.00% senior unsecured bonds	(127,500)
Issuance costs of 7.75% senior unsecured bonds	(1,819)
Direct financing costs of senior term loan facilities		(155)
Repayment of secured term loan facilities	(57,981)	(32,658)
Net cash provided by financing activities	55,208	29,487
Net decrease in cash and cash equivalents	(28,474)	(20,916)
Cash and cash equivalents at beginning of period	57,272	87,779
Cash and cash equivalents at end of period	28,798	66,863
Supplemental Information
Total interest paid during the period, net of amounts capitalized	15,799	16,193
Total tax paid during the period	$ 317	$ 370